Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Expenses by nature [abstract]
Salaries and wages		$ 80,134	$ 18,675	[1]	$ 11,634
Consulting fees		1,934	1,112	[1]	2,193
Office and general		37,061	7,560	[1]	9,843
Professional fees		11,563	6,530	[1]	4,658
Merchant Processing Fees		4,748
Director fees		472	351	[1]	365
Other		4,256	3,815	[1]	3,336
General and administrative expense	[2]	$ 140,168	$ 38,043		$ 32,029

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).